Summary of Significant Accounting Policies - Summary of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Building on Non-Freehold Land
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives for property, plant and equipment	10 years
Fixtures and fittings [member] | Bottom of Range
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives for property, plant and equipment	9 years
Fixtures and fittings [member] | Top of Range
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives for property, plant and equipment	25 years
Scientific Equipment [Member] | Bottom of Range
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives for property, plant and equipment	2 years
Scientific Equipment [Member] | Top of Range
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives for property, plant and equipment	12 years
Computer equipment [member] | Bottom of Range
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives for property, plant and equipment	2 years
Computer equipment [member] | Top of Range
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives for property, plant and equipment	5 years
Furniture [Member] | Bottom of Range
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives for property, plant and equipment	4 years
Furniture [Member] | Top of Range
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives for property, plant and equipment	10 years
Vehicles [member] | Bottom of Range
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives for property, plant and equipment	4 years
Vehicles [member] | Top of Range
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives for property, plant and equipment	6 years
Computer software [member] | Bottom of Range
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives of software and license agreements	1 year
Computer software [member] | Top of Range
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives of software and license agreements	8 years